CONCENTRATIONS (Details Textual)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			56.30%	77.00%
Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			1.70%	10.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	55.00%	43.00%	67.50%	87.00%